Income Taxes (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Accrued liabilities and reserves	$ 108,287	$ 115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments		2,254
Tax credit carryforwards	28,600	39,700
Total deferred tax assets	351,971	370,462
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)
Total deferred tax liabilities	(727,712)	(707,948)
Total net deferred tax liabilities	$ (375,741)	$ (337,486)